Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,767	£ 1,858	£ 1,943
Distribution costs	59	73	88
Selling, marketing and product development costs	572	631	759
Administrative and other expenses	816	999	1,039
Restructuring costs		157	90
Other income	(45)	(54)	(69)
Total net operating expenses	1,402	1,806	1,907
Other net gains and losses	(178)	(16)	(230)
Total	£ 2,991	£ 3,648	£ 3,620